SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	Dec. 31, 2023
Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	17 years